LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of weighted-average remaining lease term and discount rate

Year ended
December 31,
2019
Weighted average remaining lease term	4.17 years
Weighted average discount rate	2.23%

Schedule of maturities of operating lease liabilities

Year ending December 31,
2020	$8,597
2021	7,533
2022	6,926
2023	6,701
2024 and thereafter	3,626

Total lease payments *)	$33,383

Less- imputed interest	$(1,707)
Present value of lease liabilities	$31,676